Derivative Financial Instruments	12 Months Ended
Mar. 31, 2012
Derivative Financial Instruments

19. Derivative Financial Instruments

Risk Management Policy

Komatsu is exposed to market risk primarily from changes in foreign currency exchange and interest rates with respect to debt obligations, international operations and foreign currency denominated credits and debts. In order to manage these risks that arise in the normal course of business, Komatsu enters into various derivative transactions for hedging pursuant to its policies and procedures (Notes 20 and 21). Komatsu does not enter into derivative financial transactions for trading or speculative purposes.

Komatsu has entered into interest rate swap and cap agreements, partly concurrent with currency swap agreements for the purpose of managing the risk resulting from changes in cash flow or fair value that arise in their interest rate and foreign currency exposure with respect to certain short-term and long-term debts.

Komatsu operates internationally which expose Komatsu to the foreign exchange risk against existing assets and liabilities and transactions denominated in foreign currencies (principally the U.S. dollar and the Euro). In order to reduce these risks, Komatsu executes forward exchange contracts and option contracts based on its projected cash flow in foreign currencies.

Komatsu is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments, but Komatsu does not expect any counterparties to fail to meet their obligations because of the high credit rating of the counterparties. Komatsu has not held any derivative instruments which consisted credit-risk-related contingent features.

Fair Value Hedges

Komatsu uses derivative financial instruments designated as fair value hedges to manage primarily interest rate and foreign exchange risks associated with debt obligations. Principally interest rate swaps and cross-currency swaps are used to hedge such risk for debt obligations. Changes in fair value of the hedged debt obligations and derivative instruments designated as fair value hedge are offset and recognized in other income (expenses), net. For the years ended March 31, 2012, 2011 and 2010, the amount of hedge ineffectiveness and the net gain or loss excluded from the assessment of hedge effectiveness were not material to Komatsu’s result of operations.

Cash Flow Hedges

Komatsu uses derivative financial instruments designated as cash flow hedges to manage Komatsu’s foreign exchange risks associated with forecasted transactions and Komatsu’s interest risks associated with debt obligations. For transactions denominated in foreign currencies, Komatsu typically hedges forecasted and firm commitment exposures to the variability in cash flow basically up to one year. For the variable rate debt obligations, Komatsu enters into interest rate swap contracts to manage the changes in cash flows. Komatsu records the changes in fair value of derivative instruments designated as cash flow hedges in other comprehensive income (loss). These amounts are reclassified into earnings through other income (expenses), net when the hedged items impact earnings. Approximately ¥1,583 million ($19,305 thousand) of existing income included in accumulated other comprehensive income (loss) at March 31, 2012 are expected to be reclassified into earnings within twelve months from that date. No cash flow hedges were discontinued during the years ended March 31, 2012 as a result of anticipated transactions that are no longer probable of occurring.

Undesignated Derivative Instruments

Komatsu has entered into interest rate swap and cross-currency swap contracts not designated as hedging instruments under ASC 815, “Derivatives and Hedging” as a means of managing Komatsu’s interest rate exposures for short-term and long-term debts. Forward contracts and option contracts not designated as hedging instruments under ASC815 are also used to hedge certain foreign currency exposures. The changes in fair value of such instruments are recognized currently in earnings.

Notional Principal Amounts of Derivative Financial Instruments

Notional principal amounts of derivative financial instruments outstanding at March 31, 2012 and 2011 are as follows.

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Forwards and options:
Sale of foreign currencies	¥129,282	¥94,504	$1,576,610
Purchase of foreign currencies	78,859	87,605	961,695
Option contracts (purchased)	247	490	3,012
Interest rate swaps, cross-currency swaps and interest rate cap agreements	83,014	123,424	1,012,366

Fair value of derivative instruments at March 31, 2012 and 2011 on the consolidated balance sheets are as follows:

	Millions of yen
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥1,681	Deferred income taxes and other current liabilities	¥5,578
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	105
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	21	Deferred income taxes and other current liabilities	750
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥1,702		¥6,433

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥569	Deferred income taxes and other current liabilities	¥2,805
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	55
Option contracts	Deferred income taxes and other current assets	5	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	1,102	Deferred income taxes and other current liabilities	418
	Deferred income taxes and other assets	467	Deferred income taxes and other liabilities	9

Total		¥2,143		¥3,287

Total Derivative Instruments		¥3,845		¥9,720

	Millions of yen
	2011
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥11	Deferred income taxes and other current liabilities	¥817
	Deferred income taxes and other assets	2	Deferred income taxes and other liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	126	Deferred income taxes and other current liabilities	471
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		¥139		¥1,288

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	¥403	Deferred income taxes and other current liabilities	¥2,025
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	126
Option contracts	Deferred income taxes and other current assets	7	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	6,967	Deferred income taxes and other current liabilities	382
	Deferred income taxes and other assets	3,515	Deferred income taxes and other liabilities	155

Total		¥10,892		¥2,688

Total Derivative Instruments		¥11,031		¥3,976

	Thousands of U.S. dollars
	2012
	Derivative Assets		Derivative Liabilities
Derivative instruments designated as hedging instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	$20,500	Deferred income taxes and other current liabilities	$68,024
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	1,281
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	256	Deferred income taxes and other current liabilities	9,146
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	—

Total		$20,756		$78,451

	Derivative Assets		Derivative Liabilities
Undesignated derivative instruments	Location on the consolidated Balance Sheets	Estimated fair value	Location on the consolidated Balance Sheets	Estimated fair value
Forwards contracts	Deferred income taxes and other current assets	$6,939	Deferred income taxes and other current liabilities	$34,207
	Deferred income taxes and other assets	—	Deferred income taxes and other liabilities	671
Option contracts	Deferred income taxes and other current assets	61	Deferred income taxes and other current liabilities	—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Deferred income taxes and other current assets	13,439	Deferred income taxes and other current liabilities	5,097
	Deferred income taxes and other assets	5,695	Deferred income taxes and other liabilities	110

Total		$26,134		$40,085

Total Derivative Instruments		$46,890		$118,536

The effects of derivative instruments on the consolidated statements of income for the year ended March 31, 2012, 2011 and 2010 are as follows:

Derivative instruments designated as fair value hedging relationships

Millions of yen
2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

Millions of yen
2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥—	Other income (expenses), net: Other, net	¥—

Total		¥—		¥—

Millions of yen
2010
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	¥(270)	Other income (expenses), net: Other, net	¥355

Total		¥(270)		¥355

Thousands of U.S. dollars
2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives	Location of gains (losses) recognized in income on hedged items	Amount of gains (losses) recognized in income on hedged items
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Other income (expenses), net: Other, net	$—	Other income (expenses), net: Other, net	$—

Total		$—		$—

Derivative instruments designated as cash flow hedging relationships

	Millions of yen
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥665	Other income (expenses), net: Other, net	¥2,645	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other income (expenses), net: Other, net	227	—	—

Total	¥665		¥2,872		¥—

	Millions of yen
	2011
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥7,195	Other income (expenses), net: Other, net	¥7,475	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	120	Other income (expenses), net: Other, net	—	—	—

Total	¥7,315		¥7,475		¥—

	Millions of yen
	2010
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	¥363	Other income (expenses), net: Other, net	¥532	—	¥—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	1,758	Other income (expenses), net: Other, net	89	—	—

Total	¥2,121		¥621		¥—

	Thousands of U.S. dollars
	2012
	Effective portion			Ineffective portion and amount excluded from effectiveness testing
	Amount of gains (losses) recognized in OCI on derivatives	Location of gains (losses) reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	$8,110	Other income (expenses), net: Other, net	$32,256	—	$—
Interest rate swaps, cross-currency swaps and interest rate cap agreements	—	Other income (expenses), net: Other, net	2,768	—	—

Total	$8,110		$35,024		$—

*	OCI stands for other comprehensive income (loss).

Derivative instruments not designated as hedging instruments relationships

	Millions of yen
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥329
Option contracts	Other income (expenses), net: Other, net	(0)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(200)
	Other income (expenses), net: Other, net	(5,995)

Total		¥(5,866)

	Millions of yen
	2011
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(1,411)
Option contracts	Other income (expenses), net: Other, net	(9)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(455)
	Other income (expenses), net: Other, net	2,816

Total		¥941

	Millions of yen
	2010
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	¥(972)
Option contracts	Other income (expenses), net: Other, net	3
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(580)
	Other income (expenses), net: Other, net	1,900

Total		¥351

	Thousands of U.S. dollars
	2012
	Location of gains (losses) recognized in income on derivatives	Amount of gains (losses) recognized in income on derivatives
Forwards contracts	Other income (expenses), net: Other, net	$4,012
Option contracts	Other income (expenses), net: Other, net	(5)
Interest rate swaps, cross-currency swaps and interest rate cap agreements	Cost of sales	(2,439)
	Other income (expenses), net: Other, net	(73,110)

Total		$(71,542)